Investment Property (Details) - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
As of January		$ 8,715,956	$ 5,825,359
Additions		132,462	3,613
Divestitures		(695,289)
Depreciation		(64,088)	(49,728)
Conversion effect (depreciation)		(1,433,573)	(699,114)
Conversion effect		23,854	68,416
Other increases (decreases)	[1]	1,633,952	3,567,410
Changes		(402,682)	2,890,597
As of December		8,313,274	8,715,956
Investment Property Land [Member]
Statement [Line Items]
As of January		6,725,253	4,458,835
Additions		0	0
Divestitures		(695,289)
Depreciation		0	0
Conversion effect (depreciation)		(1,042,090)	(429,377)
Conversion effect		0	0
Other increases (decreases)	[1]	1,191,644	2,695,795
Changes		(545,735)	2,266,418
As of December		6,179,518	6,725,253
Investment Property Buildings [Member]
Statement [Line Items]
As of January		1,990,703	1,366,524
Additions		132,462	3,613
Divestitures		0
Depreciation		(64,088)	(49,728)
Conversion effect (depreciation)		(391,483)	(269,737)
Conversion effect		23,854	68,416
Other increases (decreases)	[1]	442,308	871,615
Changes		143,053	624,179
As of December		2,133,756	1,990,703
Gross carrying amount [member]
Statement [Line Items]
As of January		9,462,571	6,590,662
As of December		9,100,123	9,462,571
Gross carrying amount [member] | Investment Property Land [Member]
Statement [Line Items]
As of January		6,725,253	4,458,835
As of December		6,179,518	6,725,253
Gross carrying amount [member] | Investment Property Buildings [Member]
Statement [Line Items]
As of January		2,737,318	2,131,827
As of December		2,920,605	2,737,318
Accumulated depreciation and amortisation [member]
Statement [Line Items]
As of January		(746,615)	(765,303)
As of December		(786,849)	(746,615)
Accumulated depreciation and amortisation [member] | Investment Property Land [Member]
Statement [Line Items]
As of January		0	0
As of December		0	0
Accumulated depreciation and amortisation [member] | Investment Property Buildings [Member]
Statement [Line Items]
As of January		(746,615)	(765,303)
As of December		$ (786,849)	$ (746,615)

[1]	Corresponds to the financial effect of the application IAS 29 Financial reporting in hyperinflationary economies.